Leases (Schedule of Components of Leases Expenses) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Leases
Operating lease cost (General and administrative expense)	$ 6,654	$ 10,453	$ 13,797	$ 16,810
Finance lease cost:
Amortization of right of use assets	2,913	8,739	11,651	4,481
Interest on lease liabilities	$ 111	$ 333	$ 444	$ 444